Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net income	$ 433	$ 316
Weighted average common shares outstanding - basic (in shares)	208.2	207.6
Basic net income per share (in dollars per share)	$ 2.08	$ 1.52
Dilutive impact of share-based awards (in shares)	0.6	0.6
Weighted average common shares outstanding - diluted (in shares)	208.8	208.2
Diluted net income per share (in dollars per share)	$ 2.07	$ 1.52